UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07850

PNC Advantage Funds

(Exact name of Registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

PNC Advantage Funds

May 31, 2015

Annual Report
Advantage Money Market Funds

PNC Advantage Institutional Government Money Market Fund

PNC Advantage Institutional Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC ADVANTAGE FUNDS

P N C

A D V A N T A G E  F U N D S

A N N U A L  R  E P O R T

PNC Advantage Institutional

Government Money Market Fund

PNC Advantage Institutional

Money Market Fund

PNC Advantage Institutional

Treasury Money Market Fund

T A B L E O F C O N T E N TS
Letter to Shareholders	1

Abbreviations and Definitions for Schedules of Investments and Financial Statements	5

Summary of Portfolio Holdings/Yields	6

Expense Tables	8

Trustees and Officers of the Trust	10

Report of Independent Registered Public Accounting Firm	12

	Financial Highlights	Schedule of Investments
Advantage Institutional Government Money Market Fund	13	16
Advantage Institutional Money Market Fund	14	18
Advantage Institutional Treasury Money Market Fund	15	22
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		27
Notes to Financial Statements		29
Proxy Voting and Quarterly Schedules of Investments		35

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2015 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

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L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this annual report for the PNC Advantage Funds for the twelve months ended May 31, 2015 (the “annual period”).

Please note that after the close of the annual period, on June 4, 2015, the Funds’ Board of Trustees approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund will be reorganized with and into PNC Government Money Market Fund, a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”). The two Funds have substantially similar investment objectives and their principal investment strategies are identical. The closing date of the reorganization is expected to occur on or about September 14, 2015.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the annual period.

Economic Review

Increasingly diverging monetary policies among major developed nations, low energy prices, falling inflation rates and a strong U.S. dollar versus other major currencies were the major themes driving economic and capital market developments during the annual period. In the U.S., annualized real Gross Domestic Product (“GDP”) growth improved from a rate of -2.1% in the first quarter of 2014 to increases of 4.6%, 5.0% and 2.2% during the second, third and fourth quarters of 2014, respectively. Harsh winter weather then negatively impacted growth, bringing U.S. GDP to a -0.7% rate during the first quarter of 2015. Despite lower energy prices, growth in real consumer spending lagged growth in real disposable income. Still, U.S. unemployment fell well below 6% and non-farm payrolls logged solid, if somewhat decelerating, monthly increases. Supported by strength in the U.S. labor market and relatively stable domestic activity, the U.S. Federal Reserve (the “Fed”) concluded its quantitative easing program’s asset purchases in October 2014. The Fed subsequently signaled the removal of its zero interest rate policy that has been in place for six years and the beginning of short-term rate normalization in the U.S. Fed Chair Yellen, while not specifying when the increase in short-term interest rates would begin, indicated the rise will be gradual and subject to continual evaluation for magnitude, frequency and even reversal.

Meanwhile, outside the U.S., economic conditions remained challenged, with the notable exception of the U.K., where growth remained healthy. Also, inflation expectations plunged with lower energy prices and lower economic growth. Europe experienced lower inflation and soft, albeit non-recessionary, real GDP growth. Still, developments brightened for Europe as the annual period progressed, with the continent’s manufacturing and services sectors output rising and the depreciation of the euro providing a boost to Europe’s exporters. In Japan, the expansion of its balance sheet was mostly unsuccessful at generating real growth. Several major central banks became more accommodative. The European Central Bank (“ECB”) initiated its version of quantitative easing, and the Bank of Japan expanded its policy of quantitative and qualitative easing. Emerging market economies were under stress from decelerating growth, current account deficits, currency depreciation and inflation. Similar to more than a dozen other countries around the globe that saw their central banks cut interest

“The Fed subsequently signaled the removal of its zero interest rate policy…” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015

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L E T T E R  T O  S H A R E H O L D E R S

“Yields in the taxable and tax-exempt money markets remained extremely low…” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015 rates during the annual period, the People’s Bank of China launched a series of interest rate cuts, targeted lending programs and reserve requirement changes to stimulate certain sectors of that country’s economy. The perceived strength in the U.S. economy and the divergence in monetary policy led to strengthening of the U.S. dollar.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the annual period.

As the annual period began in June 2014, activity in the money markets was characterized by low volatility and the persistence of historically low yields as demand continued to outpace supply. The London Interbank Offered Rate (“LIBOR”) curve did not materially change. Yields on short-dated U.S. Treasury bills were at or even below zero. The Fed’s overnight reverse repurchase facility (“RRP”) received record usage, as approved counterparties were allotted $340 billion. This compares with less than $200 billion each at April and May 2014 month ends and less than $250 billion at the end of March 2014. In early June 2014, the ECB lowered its main refinancing rate and deposit rate by 10 basis points (a basis point is 1/100 of a percentage point), to 0.15% and -0.10%, respectively. The ECB was the first major central bank to dip into negative territory. While there was no effect on short-term rates in the U.S. market, yields on some euro commercial paper and bills dropped. This action was meant to discourage banks from leaving deposits with the ECB and instead provide incentive for banks to lend money, thereby spurring economic growth in the euro area.

During the third quarter of 2014, the money markets remained challenged by a lack of supply. Both LIBOR and fed funds futures were largely unchanged during the quarter. Net bill issuance was relatively flat, leaving new U.S. Treasury bill issuance for the year to date at -$119 billion. On September 17, 2014, the Federal Reserve Bank of New York announced it was changing terms on its RRP, effective September 22. Daily operations would be capped at $300 billion. While daily activity in the RRP has been primarily in the $140 billion to $170 billion range, quarter-end activity is historically much greater, and this quarter end was no different. There were 102 bids submitted, ranging from -0.20% to +0.05%, for a total of $407 billion. Only 81 bids, totaling $300 billion were accepted and awarded repo, or repurchase agreements, with the Fed on September 30. Investors were forced to place the remaining $107 billion in other liquid assets, further exacerbating the supply dilemma. Just the announcement of this change caused rates on short-term U.S. Treasury bills to fall, as investors anticipated the supply strain they would face at the end of the quarter. When the RRP was introduced last year, it was intended to be a “floor” on short-term rates. The recent changes made to the facility appear to have negated that intent. As the new cap on the RRP facility greatly hindered supply in the repo market at quarter end, yields on market repo were driven to or below zero for those investors able to obtain collateral.

The money markets remained challenged by a lack of supply in the fourth quarter. While net U.S. Treasury bill issuance for the quarter was positive at $49 billion, commercial paper issuance experienced its usual calendar year-end shrinkage. LIBOR rose somewhat during the quarter, while fed funds futures pushed the anticipated timing of a rate hike one month further from July to August 2015. On October 29, the Federal Reserve Bank of New York announced it would conduct term reverse repo operations during December 2014. Four such operations took place during the month, and all totaled, $226 billion of term repo was done at a rate of 0.10% with the Fed to mature on January 5. In addition, the Fed’s RRP volume was $171 billion on December 31 (at a rate of 0.05%), so in total, the Federal Reserve Bank of New York

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L E T T E R  T O  S H A R E H O L D E R S

accounted for $397 billion of the repurchase agreement market at year-end 2014. This $397 billion was in line with the $407 billion in bids the overnight facility received at the end of the prior quarter. The critical difference at year-end was the existence of the term operations that eased the supply burden and thus prevented the $300 billion limit on the RRP from being tested. This resulted in year-end repo market rates with primary dealers in the 6 to 8 basis points range for overnight government collateral, closer to the average for the quarter. Absent the NY Fed’s term facility at year-end, we believe we likely would have seen a repeat of what happened at the end of the third quarter, where repo was transacted at zero basis points. The addition of the term facility allowed the Fed to achieve its goal of the RRP being a “floor” on short-term rates.

During the first quarter of 2015, the Fed met twice and both times reaffirmed its view that the zero to 25 basis point range for the targeted federal funds rate remained appropriate. However, as widely anticipated, the language of the March 2015 statement was revised, setting the stage to begin a tightening cycle. Instead of being “patient in beginning to normalize the stance of monetary policy,” the Fed was looking for reduced slack in the labor market and inflation closer to its 2% objective before beginning a slow pace of rate increases. Meanwhile, the Federal Reserve Bank of New York continued to conduct both term and overnight RRP operations. The limits on the term RRP operations were in addition to the $300 billion limit on overnight operations and similar to the previous three months, helped to alleviate the supply burden, especially at quarter end. As a result, market repo rates for overnight government collateral were slightly elevated on the last trading day of the quarter. The LIBOR curve steepened by about 6 basis points during the quarter. One-month LIBOR remained anchored around 17 basis points, but one year LIBOR increased from 0.62% to 0.69%, as expectations for an increase in short-term interest rates began to build. Agency discount notes and commercial paper followed a similar path. Yields on very short maturities did not change much, but issuers tried to entice investors to spend cash further out the curve with incrementally higher yields. However, many investors opted to roll shorter maturities in preparation for a hike in the fed funds rate. Money market tranches of asset-backed securities became increasingly more attractive during the quarter, in our view. Short-dated U.S. Treasury bills did not offer a desirable alternative, as yields hovered around zero for much of the quarter, at times dipping into negative territory.

In the last two months of the annual period, headlines about rising yields and Fed “lift off,” another term for its first interest rate hike, multiplied, but with little effect on the money markets. Despite a significant move higher in the 10-year U.S. Treasury yield from mid-April to the end of May, the yield on the one-year U.S. Treasury bill remained in a narrow range. LIBOR futures slowly drifted higher however. Overall, the outstanding amount of commercial paper remained stable. In agencies, there was diminished supply from Fannie Mae and Freddie Mac but an increase in supply from Federal Home Loan Bank.

There were also a number of significant developments on the money market reform front during the annual period. The U.S. Securities and Exchange Commission (“SEC”) announced its long-awaited money market reforms on July 23, 2014, with the compliance dates for reform requirement effectiveness occurring over a two year period. The reforms include enforcing a floating net asset value (“NAV”) for institutional prime and institutional tax-exempt money market funds. Retail prime and tax-exempt funds can continue to seek to maintain a stable NAV. Retail funds are defined as those that restrict shareholders to natural persons. The rules also provide fund boards with new tools to address a “run” on a fund, namely liquidity fees and redemption gates (“fees and gates”). Fees and gates will apply to all prime and tax-exempt money market funds under certain conditions, but boards will have the ability to waive them entirely if they believe they are not in the best interests of a fund’s shareholders. Government funds, including Treasury funds, will not be subject to the floating NAV provision, nor will they be subject to fees and gates unless boards determine to impose them under certain conditions. Government funds will be defined as those that invest at least 99.5% in government securities (previously at least 80%). All money market mutual funds will be subject to new requirements that enhance transparency, diversity and stress testing. These changes will be implemented in phases with the last compliance date of October 14, 2016 given to money market funds which need significant operational and system changes to accommodate the new floating NAV and fees and gates rules. The Adviser intends to manage Institutional Treasury Money Market Fund to cause it to qualify as a “government money market fund” under the revised regulations and to enable it to continue to seek to maintain a stable NAV per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of Institutional Treasury Money Market Fund has determined not to impose fees and gates on it. We will continue to keep you apprised of the impact of reform on the Funds. For more on these reforms, please visit our web site at pncfunds.com.

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L E T T E R  T O  S H A R E H O L D E R S

“Expectations are widespread that the Fed will raise short-term interest rates during the second half of 2015…” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015

Our View Ahead

We expect U.S. economic growth to continue to outpace our developed peers during the remainder of 2015, with real GDP buoyed by further employment increases, modest wage gains and the potential for stimulus from lower energy prices. We anticipate real consumption to grow in the 2.5% to 3.0% range; business investment to be additive, though with real concerns about energy sector cutbacks; and government spending to grow modestly after years of slight retrenchment. We believe the export sector could face headwinds due to the strong U.S. dollar and weaker economic growth abroad. The International Monetary Fund is projecting an acceleration in global growth during 2015, driven by economic improvements from advanced economies. However, the pace of economic growth in the emerging markets is expected to weaken in 2015 before reaccelerating in 2016.

Expectations are widespread that the Fed will raise short-term interest rates during the second half of 2015, contingent on continued improvement in the labor markets and low inflation measures. The Fed may also pay attention to how the slowdown in international markets could impact growth in the U.S. Meanwhile, the money market industry continues preparations to comply with the revisions to Rule 2a-7 as a result of SEC reform. Some fund families are consolidating prime funds into government funds as the demand for money market funds with a floating NAV is expected to be muted. Others are choosing to exit the money market fund industry altogether as the environment grows increasingly challenging. Relative safety, diversification and liquidity are important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Advantage Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

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A B B R E V I A T I O N S   A N D   D E  F I N I T I O N S   F O R   S C H E D U L E S   O F

 I N V E S T M E N T S   A N D   F I N  A N C I A L   S T A T E M E N T S

Schedules of Investments:

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on May 31, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on May 31, 2015, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

5

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S U M M A R Y  O F  P O R T F O L I O  H O L  D I N G S / Y I E L D S

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments for each of the PNC Advantage Funds.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	31.9%	–
Asset-Backed Commercial Paper	–	21.3	–
Repurchase Agreements	47.6%	17.8	69.1%
Certificates of Deposit	–	12.5	–
Asset-Backed Securities	–	3.2	–
Education Revenue Bonds	–	3.1	–
Money Market Fund	0.6	2.6	2.0
General Obligations	–	1.2	–
Industrial/Development Revenue Bonds	–	1.2	–
U.S. Treasury Notes	4.2	1.2	26.3
Corporate Bonds	–	1.0	–
Funding Agreement	–	1.0	–
Hospital/Nursing Home Revenue Bonds	–	0.9	–
Federal Home Loan Bank	18.6	0.4	–
Federal Home Loan Mortgage Corporation	15.1	0.4	–
Refunding Bonds	–	0.3	–
Federal National Mortgage Association	11.5	–	–
U.S. Treasury Bills	–	–	2.6
Federal Farm Credit Bank	2.4	–	–
	100.0%	100.0%	100.0%

The yields in the table below represent the annualization of the Fund’s declared dividends over the seven-day period ended May 31, 2015. For the seven-day period ended May 31, 2015, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of May 31, 2015
	Institutional Shares		Advisor Shares		Service Shares
	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*

Institutional Government Money Market Fund	0.03%	(0.23)%	0.03%	(0.23)%	0.00%**	0.00%**

Institutional Money Market Fund	0.05%	(0.03)%	0.05%	(0.03)%	0.00%**	0.00%**

Institutional Treasury Money Market Fund	0.01%	(0.29)%	0.01%	(0.29)%	0.01%	(0.29)%

 * Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

** Net assets for the period were comprised solely of seed capital of $10. As a result, all ratios for the period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com

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E X P E N S E  T A B L E S

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of the Fund’s average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2014 to May 31, 2015).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

●	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

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E X P E N S E  T A B L E S

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Institutional Government Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.15	0.07%	$0.33
Advisor Class	1,000.00	1,000.15	0.07	0.34
Hypothetical(3)
Institutional Class	1,000.00	1,024.60	0.07	0.34
Advisor Class	1,000.00	1,024.59	0.07	0.34
Institutional Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.26	0.09%	$0.47
Advisor Class	1,000.00	1,000.26	0.10	0.47
Hypothetical(3)
Institutional Class	1,000.00	1,024.46	0.09	0.47
Advisor Class	1,000.00	1,024.46	0.10	0.48
Institutional Treasury Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.07	0.06%	$0.30
Advisor Class	1,000.00	1,000.07	0.06	0.30
Service Class	1,000.00	1,000.07	0.06	0.30
Hypothetical(3)
Institutional Class	1,000.00	1,024.63	0.06	0.30
Advisor Class	1,000.00	1,024.63	0.06	0.30
Service Class	1,000.00	1,024.63	0.06	0.30
(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period December 1, 2014 to May 31, 2015 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2015.
(2)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.
(3)	Assumes annual return of 5% before expenses.

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T R U S T E E S  A N D  O F F I C E R S  O F   T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Independent Trustees
Dorothy A. Berry 71	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick 71	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000-2008.	2 registered investment companies consisting of 36 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Lincoln Financial Corporation (financial services) until 2005; Director, Triumph Group Inc. (aerospace manufacturer).
Dale C. LaPorte 73	Trustee	Since April 2005	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).	2 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 69	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012	Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.	2 registered investment companies consisting of 36 portfolios	Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc. (pharmaceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.
Edward D. Miller, Jr. 72	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 67	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 36 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 46	President Vice President	Since June 2014 From March 2010 to June 2014	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.	N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 49	Chief Compliance Officer	Since December 2014	Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.	N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 49	Treasurer Assistant Treasurer	Since May 2008 From February 2005 to May 2008	Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.	N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 55	Secretary	Since February 2015	Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer, Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.	N/A	N/A

[1]Each Trustee can be contacted by writing to PNC Advantage Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

[2]With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

[3]The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Advantage Funds (three portfolios) and the PNC Funds (thirty-three portfolios).

[4]Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-364-4890.

P N C  A d v a n t a g e  F u n d s

R E P O R T  O F  I N D E P E N D E N T  R E  G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Board of Trustees and Shareholders of

PNC Advantage Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund constituting the PNC Advantage Funds (the “Trust”), as of May 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian, brokers and transfer agents; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trust as of May 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 28, 2015

P N C A d v a n t a g e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Government Money Market Fund
	Institutional Shares								Advisor Shares							Service Shares
	2015		2014	2013		2012	2011		2015		2014	2013		2012	2011(1)	2015		2014(2)
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00
Net Investment Income†	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–*	–		–*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	–	*	–	*	–	–	*	–	–*	–	*	–
Total from Investment Operations	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–*	–		–*
Dividends from Net Investment Income	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–*	–		–*
Distributions from Net Realized Gains	–		–	–		–	–		–		–	–		–	–	–		–
Total Distributions	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–*	–		–*
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00

Total Return	0.02%		0.01%	0.01%		0.02%	0.06%		0.02%		0.01%	0.01%		0.02%	0.02%	0.00%		0.00%

Ratios/Supplemental Data

Net Assets End of Year (000)(3)	$69,164		$62,924	$74,759		$92,802	$61,615		$12,259		$8,526	$9,859		$1,242	$179	$–		$–

Ratio of Expenses to Average Net Assets	0.07%		0.07%	0.16%		0.11%	0.10%		0.07%		0.07%	0.15%		0.09%	0.08%	0.00	%(4)	0.07%

Ratio of Net Investment Income to Average Net Assets	0.02%		0.01%	0.01%		0.01%	0.05%		0.02%		0.01%	0.01%		0.01%	0.05%	0.00	%(4)	0.01%

Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.34%		0.32%	0.34%		0.31%	0.53%		0.34%		0.32%	0.36%		0.28%	0.47%	0.00	%(4)	0.31%

Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.25)%		(0.24)%	(0.17)%		(0.19)%	(0.38)%		(0.25)%		(0.24)%	(0.20)%		(0.18)%	(0.34)%	0.00	%(4)	(0.23)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)  Advisor Shares were first sold (excluding seed capital of $10) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)  Service Shares were first sold (excluding seed capital of $10) on February 4, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)  Amounts designated as “ — ” represent values less than $500.

(4)  Net assets for the period were comprised solely of seed capital of $10. As a result, all ratios for the period rounded to 0.00%.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Money Market Fund(1)
	Institutional Shares								Advisor Shares
	2015		2014	2013		2012		2011	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00
Net Investment Income†	–	*	– *	–	*	–	*	–*	–	*	– *	–	*	–	*	–*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	*	–*	–	*	–	–	*	–	*	–*
Total from Investment Operations	–	*	– *	–	*	–	*	–*	–	*	– *	–	*	–	*	–*
Dividends from Net Investment Income	–	*	– *	–	*	–	*	–*	–	*	– *	–	*	–	*	–*
Distributions from Net Realized Gains	–		–	–		–		–	–		–	–		–		–
Total Distributions	–	*	– *	–	*	–	*	–*	–	*	– *	–	*	–	*	–*
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return	0.05%		0.05%	0.05%		0.05%		0.07%	0.05%		0.05%	0.05%		0.05%		0.07%
Ratios/Supplemental Data
Net Assets End of Year (000)	$910,032		$907,578	$634,083		$834,099		$932,972	$292,736		$281,866	$218,202		$119,508		$145,296
Ratio of Expenses to Average Net Assets	0.09%		0.10%	0.16%		0.14%		0.19%	0.09%		0.10%	0.16%		0.14%		0.19%

Ratio of Net Investment Income to Average Net Assets	0.05%		0.05%	0.05%		0.05%		0.06%	0.05%		0.05%	0.05%		0.05%		0.06%

Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%		0.22%	0.23%		0.22%		0.22%	0.21%		0.22%	0.23%		0.22%		0.22%

Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.07)%		(0.07)%	(0.02)%		(0.03)%		0.03%	(0.07)%		(0.07)%	(0.02)%		(0.03)%		0.02%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)  At May 31, 2015, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Treasury Money Market Fund
	Institutional Shares							Advisor Shares							Service Shares
	2015		2014	2013		2012	2011	2015		2014	2013		2012	2011(1)	2015		2014	2013		2012	2011(2)
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Net Investment Income†	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	–*	–	*	–	–	*	–	–*	–	*	–	–	*	–	–*
Total from Investment Operations	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*
Dividends from Net Investment Income	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*
Distributions from Net Realized Gains	–		–	–		–	–	–		–	–		–	–	–		–	–		–	–
Total Distributions	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*	–	*	– *	–	*	– *	–*
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00

Total Return	0.01%		0.01%	0.01%		0.01%	0.03%	0.01%		0.01%	0.01%		0.01%	0.00%	0.01%		0.01%	0.01%		0.01%	0.03%

Ratios/Supplemental Data
Net Assets End of Year (000)	$112,304		$174,871	$115,062		$111,735	$36,398	$34,829		$10,980	$8,412		$3,619	$2,547	$3,401		$1,601	$2,711		$11,149	$4,192

Ratio of Expenses to Average Net Assets	0.05%		0.05%	0.12%		0.08%	0.10%	0.05%		0.05%	0.13%		0.07%	0.07%	0.05%		0.05%	0.14%		0.09%	0.09%

Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%	0.01%		0.01%	0.01%	0.01%		0.01%	0.01%		0.01%	0.01%	0.01%		0.01%	0.01%		0.01%	0.01%

Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.28%		0.26%	0.28%		0.30%	0.49%	0.29%		0.27%	0.29%		0.32%	0.53%	0.29%		0.27%	0.29%		0.31%	0.60%

Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.22)%		(0.20)%	(0.15)%		(0.21)%	(0.38)%	(0.23)%		(0.21)%	(0.15)%		(0.24)%	(0.45)%	(0.23)%		(0.21)%	(0.14)%		(0.21)%	(0.50)%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

(1)   Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)   Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.8%
Federal Farm Credit Bank — 2.4%
Federal Farm Credit Bank
0.230%, 06/10/15	$900	$900
Federal Farm Credit Bank (DN)
0.130%, 07/10/15	383	383
Federal Farm Credit Bank (FRN)
0.200%, 08/03/15	700	700

		1,983
Federal Home Loan Bank — 19.1%
Federal Home Loan Bank
2.875%, 06/12/15	875	876
Federal Home Loan Bank (DN)
0.060%, 06/04/15	700	700
0.072%, 06/19/15	700	700
0.105%, 07/08/15	1,300	1,300
0.090%, 07/24/15	500	500
0.170%, 07/29/15	800	800
0.117%, 08/05/15	3,470	3,469
0.085%, 08/13/15	1,000	1,000
0.093%, 08/19/15	1,400	1,400
0.140%, 09/02/15	880	880
0.165%, 09/09/15	2,300	2,299
0.125%, 10/09/15	800	799
0.220%, 12/04/15	800	799

		15,522
Federal Home Loan Mortgage Corporation — 15.5%
Federal Home Loan Mortgage Corporation
0.500%, 08/28/15	1,190	1,191
Federal Home Loan Mortgage Corporation (DN)
0.075%, 07/10/15	400	400
0.060%, 07/13/15	700	700
0.000%, 08/07/15	2,500	2,499
0.075%, 08/18/15	994	994
0.120%, 08/19/15	800	800
0.115%, 08/21/15	450	450
0.065%, 08/24/15	834	834
0.080%, 09/08/15	1,500	1,500
0.139%, 10/02/15	1,700	1,699
0.125%, 10/20/15	700	699
0.240%, 12/07/15	830	829

		12,595
Federal National Mortgage Association — 11.8%
Federal National Mortgage Association (DN)
0.060%, 06/02/15	800	800
0.060%, 06/16/15	500	500
0.090%, 07/02/15	2,000	2,000
0.125%, 07/29/15	366	366
0.075%, 08/03/15	450	450
0.090%, 08/04/15	1,000	1,000
0.114%, 08/05/15	800	800
0.115%, 08/12/15	800	800
0.085%, 08/19/15	476	476
0.126%, 09/01/15	1,250	1,249
0.125%, 11/04/15	500	500
0.130%, 11/12/15	700	699

		9,640
Total U.S. Government Agency Obligations (Cost $39,740)		39,740

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Notes — 4.3%
0.250%, 11/02/15	$1,000	$1,000
0.060%, 01/31/16	1,600	1,600
0.068%, 10/31/16 (FRN)	880	880
Total U.S. Treasury Obligations (Cost $3,480)		3,480

	Number of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio
0.040% (A)	500,000	500
Total Money Market Fund (Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS† — 48.8%
Credit Suisse Securities LLC

0.080% (dated 05/29/15, due 06/01/15, repurchase price $5,000,033, collateralized by U.S. Treasury Note, 0.375%, due 06/15/15, total value $5,104,476)	$ 5,000	5,000

Goldman Sachs & Co.

0.100% (dated 05/29/15, due 06/01/15, repurchase price $6,000,050, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.444% to 5.000%, due 06/01/25 to 012/01/42, total value $6,120,000)	6,000	6,000
HSBC Securities USA

0.080% (dated 05/29/15, due 06/01/15, repurchase price $4,000,027, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/42, total value $4,080,059) (B)	4,000	4,000

0.070% (dated 05/29/15, due 06/01/15, repurchase price $3,000,018, collateralized by U.S. Treasury Bond, 4.250%, due 11/15/40, total value $3,062,900) (B)	3,000	3,000

Merrill Lynch Pierce Fenner and Smith

0.080% (dated 05/29/15, due 06/01/15, repurchase price $15,748,105, collateralized by Federal Home Loan Mortgage Corporation Bond, 0.000%, due 07/15/32, total value $16,063,259)	15,748	15,748

See Notes to Financial Statements.

16

	Par (000)	Value (000)
REPURCHASE AGREEMENTS† — continued
Toronto Dominion Securities LLC
0.100% (dated 05/29/15, due 06/01/15, repurchase price $6,000,050, collateralized by Federal Home Loan Bank Bond, Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bonds, and U.S. Treasury Bill, 0.000% to 5.000%, due 12/11/15 to 12/01/44, total value $6,120,006)	$6,000	$6,000
Total Repurchase Agreements
(Cost $39,748)		39,748
TOTAL INVESTMENTS — 102.5%
(Cost $83,468)*		83,468
Other Assets & Liabilities — (2.5)%		(2,045)
TOTAL NET ASSETS — 100.0%		$81,423

*	Also cost for Federal income tax purposes.
†	As of May 31, 2015, the total value of repurchase agreements was $39,748 (000) and the value of collateral received, excluding excess, was $39,748 (000). See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $7,000(000) (collateral value of $7,143(000)).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	39,748	–	39,748

U.S. Government Agency Obligations	–	39,740	–	39,740

U.S. Treasury Obligations	–	3,480	–	3,480

Total Assets - Investments in Securities	$500	$82,968	$–	$83,468

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

17

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U LE  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.1%
Automotive — 2.8%
CarMax Auto Owner Trust,
Series 2014-4, Cl A1
0.210%, 11/16/15	$24	$24
CarMax Auto Owner Trust,
Series 2015-1, Cl A1
0.240%, 03/15/16	4,466	4,466
Ford Credit Auto Lease Trust,
Series 2015-A, Cl A1
0.320%, 05/16/16 144A	6,514	6,514
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Cl A1
0.280%, 03/15/16 144A	5,549	5,549
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	1,432	1,432
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A1
0.330%, 04/15/16	3,409	3,409
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	4,747	4,747
Porsche Innovative Lease Owner Trust,
Series 2015-1, Cl A1
0.320%, 05/23/16 144A	4,600	4,600
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Cl A1
0.200%, 10/20/15	570	570
World Omni Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 03/15/16	1,992	1,992
		33,303
Equipment — 0.3%
CNH Equipment Trust,
Series 2014-C, Cl A1
0.200%, 11/16/15	3,943	3,944
Total Asset-Backed Securities (Cost $37,247)		37,247
CERTIFICATES OF DEPOSIT — 12.0%
Yankee — 12.0%
Bank of Montreal Chicago
0.210%, 08/21/15	11,700	11,700
Bank of Tokyo-Mitsubishi UFJ NY
0.190%, 06/08/15	22,500	22,500
0.160%, 06/29/15	7,000	7,000
Canadian Imperial Bank of Commerce NY
0.140%, 06/29/15	12,000	12,000
0.140%, 07/27/15	7,000	7,000
0.000%, 08/28/15	7,000	7,000
Credit Suisse NY
0.240%, 06/09/15	7,500	7,500
DnB Bank ASA NY
0.180%, 06/04/15	7,000	7,000
HSBC USA
0.353%, 06/17/15	7,250	7,250
Nordea Bank Finland NY
0.000%, 06/19/15	9,000	9,000

	Par (000)	Value (000)

0.185%, 07/09/15	$28,000	$28,000
0.195%, 08/17/15	7,000	7,000
Toronto Dominion NY
0.300%, 08/10/15	11,000	11,000
Total Certificates of Deposit (Cost $143,950)		143,950
ASSET-BACKED COMMERCIAL PAPER† — 20.5%
Financial Services — 20.5%
Alpine Securitization
0.140%, 06/01/15	7,000	7,000
0.150%, 06/10/15	2,100	2,100
0.220%, 06/18/15	7,000	6,999
0.220%, 07/08/15	7,000	6,998
Ciesco LLC
0.180%, 06/04/15	6,000	6,000
0.180%, 06/10/15	12,000	11,999
Collateralized CP II LLC
0.150%, 06/09/15	4,500	4,500
0.230%, 07/20/15	4,500	4,499
0.230%, 08/03/15	10,000	9,996
0.250%, 09/18/15	4,000	3,997
Erste Abwicklungsanstalt
0.150%, 07/08/15	7,650	7,649
0.245%, 08/10/15	15,000	14,993
0.270%, 08/28/15	14,500	14,490
Fairway Finance LLC
0.120%, 06/03/15	7,000	7,000
0.190%, 08/10/15	7,000	6,997
0.270%, 10/16/15	7,000	6,993
Kells Funding LLC
0.180%, 07/20/15	12,000	11,997
0.190%, 08/21/15	12,000	11,995
Liberty Street Funding LLC
0.130%, 06/08/15	7,000	7,000
0.140%, 06/22/15	3,300	3,300
0.160%, 06/23/15	14,000	13,999
0.160%, 06/29/15	7,000	6,999
0.170%, 07/06/15	6,000	5,999
Matchpoint Master Trust
0.120%, 06/05/15	6,000	6,000
Nieuw Amsterdam Receivables
0.160%, 06/09/15	3,000	3,000
0.140%, 07/09/15	7,000	6,999
0.190%, 08/11/15	6,000	5,998
Old Line Funding LLC
0.130%, 06/02/15	3,000	3,000
0.200%, 09/16/15	7,000	6,996
Regency Markets No. 1 LLC
0.160%, 06/16/15	7,000	6,999
Sheffield Receivables
0.170%, 06/23/15	7,000	6,999
Starbird Funding
0.230%, 06/22/15	9,500	9,499
Thunder Bay Funding LLC
0.220%, 07/09/15	7,000	6,998
Total Asset-Backed Commercial Paper (Cost $245,987)		245,987

See Notes to Financial Statements.

18

	Par (000)	Value (000)
COMMERCIAL PAPER† — 30.6%
Banks — 19.6%
BNP Paribas Finance
0.180%, 06/01/15	$14,500	$14,500
Commonwealth Bank of Australia
0.150%, 06/30/15	23,000	22,997
0.160%, 07/02/15	12,000	11,998
0.250%, 07/06/15	20,000	19,995
DnB Bank ASA
0.205%, 06/09/15	6,500	6,500
0.120%, 06/16/15	7,000	6,999
0.120%, 07/27/15	7,000	6,999
0.240%, 09/21/15	7,000	6,995
HSBC USA
0.270%, 07/02/15	10,000	9,998
0.250%, 07/17/15	19,500	19,494
Overseas-Chinese Banking
0.150%, 06/02/15	29,000	29,000
Svenska Handelsbanken
0.161%, 06/05/15	14,199	14,199
0.180%, 06/15/15	10,000	9,999
0.200%, 07/20/15	13,000	12,996
Toronto Dominion Holdings
0.160%, 06/16/15	4,000	4,000
0.160%, 07/20/15	7,000	6,998
0.190%, 08/07/15	20,000	19,993
UBS Finance
0.130%, 06/02/15	12,000	12,000

		235,660
Financial Services — 6.8%
American Honda Finance
0.150%, 07/22/15	2,750	2,749
BMW US Capital LLC
0.110%, 06/19/15	4,000	4,000
CPPIB Capital
0.130%, 06/09/15	7,000	7,000
0.140%, 06/10/15	8,000	8,000
0.120%, 06/12/15	3,000	3,000
0.120%, 06/23/15	7,150	7,150
0.140%, 07/02/15	4,500	4,499
0.120%, 07/20/15	4,000	3,999
JPMorgan Securities
0.310%, 06/15/15	13,500	13,498
PACCAR Financial
0.100%, 06/09/15	3,600	3,600
Toyota Motor Credit
0.200%, 09/29/15	9,000	8,994
0.248%, 12/14/15	15,100	15,100

		81,589
Healthcare — 0.5%
Abbott Laboratories
0.120%, 06/08/15	2,000	2,000
0.120%, 07/28/15	3,500	3,499

		5,499
Insurance — 3.0%
Metlife Short-Term Funding LLC
0.130%, 06/12/15	9,000	9,000
0.140%, 06/29/15	12,000	11,999
0.140%, 07/06/15	7,000	6,999

	Par (000)	Value (000)

0.160%, 07/13/15	$1,510	$1,510
0.150%, 07/20/15	7,000	6,998

		36,506
Sovereign Agency — 0.7%
Kreditansalt FurWiederaufbau
International Finance (Germany)
0.165%, 06/29/15	3,700	3,700
0.160%, 09/30/15	5,000	4,997

		8,697
Total Commercial Paper
(Cost $367,951)		367,951
CORPORATE BONDS — 1.0%
Banks — 1.0%
US Bancorp (MTN)
2.450%, 07/27/15	3,380	3,391
Wells Fargo Bank NA (MTN) (FRN)
0.361%, 06/15/15	8,000	8,000

Total Corporate Bonds
(Cost $11,391)		11,391
FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement
0.255%, 06/12/15 (A)	11,000	11,000

Total Funding Agreement
(Cost $11,000)		11,000
MUNICIPAL SECURITIES — 6.6%
Connecticut — 0.6%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series V-1
(VRDN)
0.060%, 06/01/15	7,800	7,800
Mississippi — 1.2%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.070%, 06/03/15	6,000	6,000
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series E (VRDN)
0.060%, 06/01/15	8,000	8,000

		14,000
Ohio — 2.3%
Ohio State (GO) Series B (VRDN)
0.080%, 06/03/15	10,300	10,300
Ohio State Common Schools (GO)
Series B (VRDN)
0.070%, 06/03/15	3,455	3,455
Ohio State University (RB) Series B (VRDN)
0.090%, 06/03/15	14,115	14,115

		27,870

See Notes to Financial Statements.

19

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — 1.6%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN) 0.100%, 06/01/15	$ 3,790	$3,790
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN) 0.100%, 06/01/15	1,100	1,100
Red River Education Financing Corporation, Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN) 0.100%, 06/03/15	14,500	14,500

		19,390
Virginia — 0.9%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN) 0.090%, 06/03/15	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN) 0.010%, 06/03/15	5,700	5,700

		10,800
Total Municipal Securities
(Cost $79,860)		79,860
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank — 0.4%
Federal Home Loan Bank (DN)
0.125%, 10/09/15	4,600	4,598
Federal National Mortgage Association — 0.3%
Federal National Mortgage Association (DN)
0.150%, 07/01/15	4,092	4,091
Total U.S. Government Agency Obligations
(Cost $8,689)		8,689
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Note — 1.1%
0.068%, 10/31/16 (FRN)	13,700	13,696
Total U.S. Treasury Obligation
(Cost $13,696)		13,696

	Number of Shares
MONEY MARKET FUND — 2.5%
BlackRock Liquidity Funds TempFund Portfolio
0.080%†† (B)	30,000,000	30,000
Total Money Market Fund
(Cost $30,000)		30,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS††† — 17.0%
Credit Suisse Securities LLC
0.080% (dated 05/29/15, due 06/01/15, repurchase price $28,000,187, collateralized by U.S. Treasury Bond, 3.125%, due 02/15/43, total value $28,560,059)	$28,000	$28,000
Deutsche Bank Securities
0.070% (dated 05/29/15, due 06/01/15, repurchase price $13,000,076, collateralized by U.S. Treasury Bond, 5.375%, due 02/15/31, total value $13,260,018)	13,000	13,000
Goldman Sachs & Co.
0.100% (dated 05/29/15, due 06/01/15, repurchase price $33,000,275, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.000% to 9.500%, due 02/01/18 to 06/01/45, total value $33,660,000)	33,000	33,000
HSBC Securities USA
0.080% (dated 05/29/15, due 06/01/15, repurchase price $23,000,153, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/42, total value $23,460,338) (C)	23,000	23,000
0.070% (dated 05/29/15, due 06/01/15, repurchase price $16,000,093, collateralized by U.S. Treasury Bond, 4.250%, due 11/15/40, total value $16,325,005) (C)	16,000	16,000
Merrill Lynch Pierce Fenner and Smith
0.080% (dated 05/29/15, due 06/01/15, repurchase price $61,000,407, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.000% to 6.000%, due 06/01/23 to 06/01/45, total value $62,220,000)	61,000	61,000
Toronto Dominion Securities LLC
0.100% (dated 05/29/15, due 06/01/15, repurchase price $31,000,258, collateralized by Corporate Bonds, Federal Home Loan Bank Bonds, Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, Medium Term Note and U.S. Treasury Notes, 1.250% to 5.125%, due 10/29/15 to 08/01/42, total value $31,681,340)	31,000	31,000
Total Repurchase Agreements
(Cost $205,000)		205,000

See Notes to Financial Statements.

20

Value (000)

TOTAL INVESTMENTS — 96.0% (Cost $1,154,771)*	$1,154,771
Other Assets & Liabilities — 4.0%	47,997
TOTAL NET ASSETS — 100.0%	$1,202,768

* Also	cost for Federal income tax purposes.
† The	rate shown is the effective yield at purchase date.
†† Affiliated	Holding. See Note 3 in Notes to Financial Statements.
†††	As of May 31, 2015, the total value of repurchase agreements was $205,000 (000) and the value of collateral received, excluding excess, was $205,000 (000). See Note 2 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $11,000 (000) and represents 0.9% of net assets as of May 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(C)	Total value of HSBC Securities USA Repurchase Agreements is $39,000(000) (collateral value of $39,785(000)).
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $16,663 (000) and represents 1.4% of net assets as of May 31, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$245,987	$–	$245,987

Asset-Backed Securities	–	37,247	–	37,247

Certificates of Deposit	–	143,950	–	143,950

Commercial Paper	–	367,951	–	367,951

Corporate Bonds	–	11,391	–	11,391

Funding Agreement	–	11,000	–	11,000

Money Market Fund	30,000	–	–	30,000

Municipal Securities	–	79,860	–	79,860

Repurchase Agreements	–	205,000	–	205,000

U.S. Government Agency Obligations	–	8,689	–	8,689

U.S. Treasury Obligation	–	13,696	–	13,696

Total Assets - Investments in Securities	$30,000	$1,124,771	$–	$1,154,771

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

21

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Bills† — 2.6%
0.138%, 10/15/15	$2,000	$ 1,999
0.195%, 12/10/15	1,900	1,898

		3,897

U.S. Treasury Notes — 26.5%
0.250%, 07/15/15	8,000	8,002
0.250%, 07/31/15	6,900	6,902
0.250%, 08/17/15	9,650	9,652
0.250%, 11/02/15	2,500	2,501
0.375%, 11/16/15	5,000	5,006
0.060%, 01/31/16	3,300	3,300
0.084%, 04/30/16	1,500	1,500
0.068%, 10/31/16	3,000	2,999

		39,862

Total U.S. Treasury Obligations (Cost $43,759)		43,759

	Number of Shares
MONEY MARKET FUND — 2.1%
Invesco Treasury Portfolio 0.020% (A)	3,112,989	3,113

Total Money Market Fund (Cost $3,113)		3,113

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 69.7%

Deutsche Bank Securities

0.070% (dated 05/29/15, due 06/01/15, repurchase price $30,000,175, collateralized by U.S. Treasury Note, 2.000%, due 10/31/21, total value $30,600,008)	$30,000	$30,000

Goldman Sachs & Co.

0.010% (dated 05/29/15, due 06/01/15, repurchase price $10,000,008, collateralized by U.S. Treasury Bonds and U.S. Treasury Note, 2.000% to 8.125%, due 02/28/21 to 08/15/44, total value $10,200,055)	10,000	10,000

HSBC Securities USA

0.070% (dated 05/29/15, due 06/01/15, repurchase price $10,000,058, collateralized by U.S. Treasury Bond, 4.250%, due 01/15/40, total value $10,205,482)	10,000	10,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 05/29/15, due 06/01/15, repurchase price $25,000,146, collateralized by Treasury Inflation Adjusted Note, 0.250%, due 01/15/25, total value $25,500,009)	25,000	25,000

Toronto Dominion Securities LLC

0.080% (dated 05/29/15, due 06/01/15, repurchase price $30,000,197, collateralized by U.S. Treasury Notes, 0.750% to 4.500%, due 02/15/16 to 11/30/19, total value $30,600,006)	30,000	30,000

Total Repurchase Agreements (Cost $105,000)		105,000

TOTAL INVESTMENTS — 100.9%

(Cost $151,872)*		151,872
Other Assets & Liabilities — (0.9)%		(1,338)
TOTAL NET ASSETS — 100.0%		$150,534

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	As of May 31, 2015, the total value of repurchase agreements was $105,000 (000) and the value of collateral received, excluding excess, was $105,000 (000). See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$3,113	$–	$–	$3,113

Repurchase Agreements	–	105,000	–	105,000

U.S. Treasury Obligations	–	43,759	–	43,759

Total Assets - Investments in Securities	$3,113	$148,759	$–	$151,872

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

23

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
ASSETS

Investments in non-affiliates at value	$43,720	$919,771	$46,872

Investments in affiliates at value	–	30,000	–

Investments in repurchase agreements at value	39,748	205,000	105,000

Total Investments at value(1)	83,468	1,154,771	151,872

Cash	1	41,863	–

Receivable for shares of beneficial interest issued	–	8,483	2

Interest receivable	34	188	48

Prepaid expenses	19	37	20

Other assets	7	145	12

Total Assets	83,529	1,205,487	151,954

LIABILITIES

Payable for shares of beneficial interest redeemed	2,051	2,178	1,344

Dividends payable

Institutional Class	2	37	1

Advisor Class	–	12	–

Investment advisory fees payable	10	136	15

Administration fees payable	5	40	8

Custodian fees payable	7	25	10

Transfer agent fees payable	4	27	5

Trustees’ deferred compensation payable	7	145	12

Trustees’ fees payable	1	16	2

Other liabilities	19	103	23

Total Liabilities	2,106	2,719	1,420

TOTAL NET ASSETS	$81,423	$1,202,768	$150,534

Investments in non-affiliates at cost	$43,720	$919,771	$46,872

Investments in affiliates at cost	–	30,000	–

Investments in repurchase agreements at cost	39,748	205,000	105,000

(1)Total Investments at cost	$83,468	$1,154,771	$151,872

See Notes to Financial Statements.

24

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$81,427	$1,202,829	$150,541

Distributions in Excess of Net Investment Income	(4)	(60)	(7)

Accumulated Net Realized Loss on Investments	–	(1)	–

Total Net Assets	$81,423	$1,202,768	$150,534

NET ASSET VALUE (In unrounded dollars and shares):

Net assets applicable to Institutional shares	$69,164,358	$910,031,966	$112,303,641

Institutional shares outstanding	69,172,090	910,031,938	112,313,639

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Advisor shares	$12,259,065	$292,736,455	$34,829,351

Advisor shares outstanding	12,259,575	292,748,881	34,830,273

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Service shares(1)	$10	$10	$3,401,184

Service shares outstanding	10	10	3,401,593

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

(1)

At May 31, 2015, net assets of the Service Shares of Institutional Government Money Market Fund and Institutional Money Market Fund each represented initial seed capital. There was no other shareholder activity in this class in these funds during the reporting period.

See Notes to Financial Statements.

25

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y 3 1 ,  2 0 1 5

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Investment Income:
Interest	$ 75	$ 1,867	$ 107
Dividends from affiliate	–	14	–

Total Investment Income	75	1,881	107

Expenses:
Investment advisory fees	131	2,014	252
Administration fees	44	333	63
Transfer agent fees	16	104	22
Custodian fees	15	50	19
Professional fees	26	194	41
Pricing service fees	7	8	2
Printing and shareholder reports	3	20	6
Registration and filing fees	35	48	35
Trustees’ fees	7	37	9
Miscellaneous	14	72	18

Total Expenses	298	2,880	467

Less:
Waiver of investment advisory fees(1)	(131)	(1,669)	(252)
Expense Reimbursements(1)	(107)	–	(125)

Net Expenses	60	1,211	90

Net Investment Income (Loss)	15	670	17

Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	–	(1)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 15	$ 669	$ 17

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

26

P N C  A d v a n t a g e  F u n d

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Institutional Government Money Market Fund		Institutional Money Market Fund
	For the Year Ended		For the Year Ended

	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
Investment Activities:
Net investment income (loss)	$15	$8	$670	$525
Net realized gain (loss) on investments sold	–	–	(1)	–

Net increase (decrease) in net assets resulting from operations	15	8	669	525

Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(14)	(8)	(528)	(394)
Advisor Shares	(3)	(1)	(164)	(141)

Total dividends	(17)	(9)	(692)	(535)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	104,819	113,091	3,954,311	3,041,124
Advisor Shares	40,622	32,063	869,731	970,241
Service Shares	–	3,139	–	–
Reinvestment of dividends:
Institutional Shares	–	–	42	22

Total proceeds from shares issued and reinvested	145,441	148,293	4,824,084	4,011,387

Value of shares redeemed:
Institutional Shares	(98,577)	(124,926)	(3,951,882)	(2,767,644)
Advisor Shares	(36,889)	(33,395)	(858,855)	(906,574)
Service Shares	–	(3,139)	–	–

Total value of shares redeemed	(135,466)	(161,460)	(4,810,737)	(3,674,218)

Increase (decrease) in net assets from share transactions	9,975	(13,167)	13,347	337,169

Total increase (decrease) in net assets	9,973	(13,168)	13,324	337,159

Net Assets:
Beginning of year	71,450	84,618	1,189,444	852,285

End of year*	$81,423	$71,450	$1,202,768	$1,189,444

*Including undistributed (distributions in excess of) net investment income	$(4)	$(2)	$(60)	$(38)

See Notes to Financial Statements.

27

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Institutional Treasury Money Market Fund
	For the Year Ended
	May 31, 2015	May 31, 2014
Investment Activities:
Net investment income (loss)	$17	$18

Net increase (decrease) in net assets resulting from operations	17	18

Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(16)	(20)
Advisor Shares	(4)	(1)

Total dividends	(20)	(21)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	508,742	550,608
Advisor Shares	70,773	38,661
Service Shares	5,907	1,654
Reinvestment of dividends:
Institutional Shares	–	1

Total proceeds from shares issued and reinvested	585,422	590,924

Value of shares redeemed:
Institutional Shares	(571,308)	(490,797)
Advisor Shares	(46,923)	(36,092)
Service Shares	(4,107)	(2,764)

Total value of shares redeemed	(622,338)	(529,653)

Increase (decrease) in net assets from share transactions	(36,916)	61,271

Total increase (decrease) in net assets	(36,919)	61,268

Net Assets:
Beginning of year	187,453	126,185

End of year*	$150,534	$187,453

*Including undistributed (distributions in excess of) net investment income	$(7)	$(4)

See Notes to Financial Statements.

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1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the respective Fund, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are fair valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on May 31, 2015 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

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Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, each Fund had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2015.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of May 31, 2015 are included in each Fund’s Schedule of Investments.

Yankee Obligations

Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the fiscal year ended May 31, 2015.

During the fiscal year, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for Institutional Money Market Fund and 0.01% for Institutional Treasury Money Market Fund and, for Institutional Government Money Market Fund, to maintain a minimum daily net yield of at least 0.03% and 0.01% from January 21, 2015 through May 31, 2015 and from June 1, 2014 through January 20, 2015, respectively.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund	0.15%	0.15%	0.12%

Institutional Money Market Fund	0.15%	0.12%	0.00%

Institutional Treasury Money Market Fund	0.15%	0.15%	0.07%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

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The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Funds, another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2015, the Chairman of the Audit Committee received an additional fee of $6,000 per year for his services. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or PNC Funds, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets; and 0.01% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of pocket expenses by the Trust.

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser. Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The amount invested in the BlackRock Funds remained unchanged during the fiscal year ended May 31, 2015.

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for PNC Funds. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust and PNC Funds (excluding the Target Date Funds). The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify for tax treatment as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2015 and for each Fund’s open tax years (years ended May 31, 2012 through May 31, 2014) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2015 and May 31, 2014 were as follows:

Ordinary Income (000)
Institutional Government Money Market Fund

2015	$ 15

2014	10

Institutional Money Market Fund

2015	694

2014	522

Institutional Treasury Money Market Fund

2015	20

2014	21

As of May 31, 2015, the components of total net assets on a tax basis were as follows:

	Paid-in Capital	Undistributed Ordinary Income	Late-Year Losses Deferred	Other Temporary Differences	Total Net Assets
	(000)	(000)	(000)	(000)	(000)
Institutional Government Money Market Fund	$ 81,427	$–*	$ –	$ (4)	$ 81,423

Institutional Money Market Fund	1,202,829	8	(1)	(68)	1,202,768

Institutional Treasury Money Market Fund	150,541	–*	–	(7)	150,534

*Amount represents less than $500.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

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Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Relevant Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. SEC Money Market Fund Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser intends to manage Institutional Treasury Money Market Fund to cause it to qualify as a “government money market fund” under the revised regulations and to enable it to continue to seek to maintain a stable NAV per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of Institutional Treasury Money Market Fund has determined not to impose fees and gates on it. The Adviser and the Board continue to evaluate the rule amendments and their potential impact on the Funds and their financial statements.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

On June 4, 2015, the Board approved an agreement and plan of reorganization pursuant to which Institutional Government Money Market Fund will be reorganized with and into PNC Government Money Market Fund, a money market fund organized under a separate trust and managed by the Adviser. The two funds have substantially similar investment objectives and their principal investment strategies are identical. The closing date of the reorganization is expected to occur on or about September 14, 2015.

P N C  A d v a n t a g e  F u n d s

P R O X Y  V O T I N G  A N D  Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

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P N C  A D V A N T A G E  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History. including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-364-4890 for PNC Advantage Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD
U.S. POSTAGE
PAID
BNY MELLON

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Dorothy A. Berry, L. White Matthews III and Stephen M. Todd is each qualified to serve as an Audit Committee financial expert serving on its Audit Committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $88,128 and $63,150 for the fiscal years ended May 31, 2015 and 2014, respectively.

Audit-Related Fees

(b)

The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2015 and 2014, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $1,395 and $2,016 for the fiscal years ended May 31, 2015 and 2014, respectively. The fees are associated with the review of certain funds’ excise tax calculations and Subchapter M distribution requirements; and, the review of certain funds’ federal and state income tax returns and Subchapter M distribution requirements.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

All Other Fees

(d)

The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2015 and 2014, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)

The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)

The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.

Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)

The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)

There were no percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)

Pursuant to the “Iran Threat Reduction and Syria Human Rights Act of 2012” (the “Act”) please indicate whether the Registered Investment Company or any of its other affiliates has made investments or has engaged in specific activities in Iran within its last fiscal year end. A registered investment company or its affiliates will be required to disclose its activities if it has done the following: (i) knowingly engaged in an activity described in subsection (a) or (b) of Section 5 of the Iran Sanctions Act of 1996; (ii) knowingly engaged in any activity described in subsection (c)(2) of section 104 of the Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010, or a transaction described in section (d)(l) of that section; (iii) knowingly conducted any transaction or dealing with: (a) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13224; (b) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13382; and (c) any person or entity identified under section 560.304 of title 31, Code of Federal Regulations; or (iv) knowingly conducting any transaction or dealing with any person defined as the “Government of Iran” in 31 CFR 560.304 without specific authorization of a Federal department or agency.

Neither the Registrant nor any of its other affiliates has knowingly made investments or has knowingly engaged in specific activities in Iran within its last fiscal year end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/29/2015

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	7/29/2015

* Print the name and title of each signing officer under his or her signature.